LEASES, Narrative (Details)		3 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) Aircraft	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2020 USD ($) Aircraft	Oct. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) Aircraft	Mar. 31, 2019 USD ($) Aircraft	Mar. 31, 2018 USD ($)
Leases [Abstract]
Number of aircraft | Aircraft		46			46		46	75
Accrued costs		$ 9,000,000			$ 9,000,000		$ 9,000,000
Reduction in ROU Assets		$ 2,600,000
S-76C Aircraft
Leases [Abstract]
Liabilities subject to compromise, number of aircraft lease rejections | Aircraft		9			9		9
H225 Aircraft
Leases [Abstract]
Liabilities subject to compromise, number of aircraft lease rejections | Aircraft		4			4		4
Debtor reorganization items, net gain (loss) on rejection of leases and other executory contracts							$ 4,300,000
Reduction in ROU Assets							11,900,000
Reduction in operating lease liabilities							$ 12,400,000
S-76D Aircraft
Leases [Abstract]
Liabilities subject to compromise, number of aircraft lease rejections | Aircraft		1			1		1
S-76s
Leases [Abstract]
Liabilities subject to compromise, number of aircraft lease rejections | Aircraft		10			10		10
Debtor reorganization items, net gain (loss) on rejection of leases and other executory contracts			$ 4,200,000	$ 26,000,000
Reduction in ROU Assets			18,600,000
Reduction in operating lease liabilities			20,200,000
Settlements	$ 3,900,000
Accounts Payable and Accrued Liabilities | H225 Aircraft
Leases [Abstract]
Accrued costs		$ 2,800,000			$ 2,800,000		$ 2,800,000
Commitments | H225 Aircraft
Leases [Abstract]
Accrued costs		9,700,000			9,700,000		9,700,000
Debt | H225 Aircraft
Leases [Abstract]
Accrued costs		$ 9,400,000			9,400,000		$ 9,400,000
VIH Aviation Group | Leasing From Related Party
Leases [Abstract]
Related party transaction, expenses from transactions with related party					$ 5,500,000	$ 8,600,000		$ 16,100,000	$ 19,300,000
VIH Aviation Group | Leasing From Related Party | S-92
Leases [Abstract]
Number of aircraft | Aircraft		6			6		6
VIH Aviation Group | Leasing From Related Party | AW139
Leases [Abstract]
Number of aircraft | Aircraft		1			1		1
VIH Helicopters USA, Inc | Leasing From Related Party
Leases [Abstract]
Related party transaction, expenses from transactions with related party					$ 100,000	$ 100,000		$ 200,000	$ 200,000
Aircraft Type Lease Arrangement
Leases [Abstract]
Lessee, operating lease, term of contract		180 months			180 months		180 months
Lessee, operating lease, renewal term		60 months			60 months		60 months
Other Operating Lease Arrangement
Leases [Abstract]
Accrued costs			5,300,000
Reduction in ROU Assets			13,200,000
Reduction in operating lease liabilities			$ 18,900,000
Settlements	$ 600,000